Related Party Transactions (Tables)	12 Months Ended
Apr. 30, 2023
Related party transactions [abstract]
Schedule of Schedule of Compensation For Key Management

(in thousands)	2023 $	2022 $
Salaries and other short-term benefits	2,632	2,531
Severance (included in salaries)	183	8
Share-based payments	986	1,388
Director compensation (included in salaries)	335	355
	4,136	4,282